Statements of Cash Flows	3 Months Ended
Mar. 31, 2018 USD ($)
Cash flows from operating activities
Net loss	$ (235,604)
Adjustments to reconcile net loss to net cash flows used in operating activities:
Stock-based compensation	609
Changes in assets and liabilities:
Increase (decrease) in prepaid expenses	(29,350)
Increase (decrease) in escrow receivable	(18,500)
Increase (decrease) in accounts payable and accrued expenses	(2,775)
Increase (decrease) in related party payable	14,000
Increase (decrease) in related party accrued interest expense	375
Increase (decrease) in related party deferred revenue	3,667
Increase (decrease) in deferred revenue	40,000
Net cash flows provided by (used in) operating activities	(227,578)
Cash flows from investing activities
Software costs purchased from third parties	(10,000)
Net cash flows provided by (used in) investing activities	(10,000)
Cash flows from financing activities
Proceeds from common stock issued and subject to rescission	40,780
Proceeds from issuance of common stock	892,412
Net cash flows provided by (used in) financing activities	933,192
Net change in cash	695,614
Cash at beginning of period	22,673
Cash at end of period	$ 718,287